Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Securities	$ 318,223	$ 284,724
Cost/Amortized cost	95,630	78,180
U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	46,034	34,678
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,154	5,949
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,985	2,757
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25,852	19,731
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	551	242
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	318,223	284,724
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	148,205	139,240
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	32,060	22,425
Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	36,828	22,978
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,777	8,459
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	2	4
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,310	893
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	255	451
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	20,914	22,659
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	52,059	61,371
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	95,630	78,180
Fair value	92,891	78,335
Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	46,034	34,678
Fair value	$ 44,358	$ 34,827
Yield	2.60%	1.10%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,154	$ 5,949
Fair value	$ 5,144	$ 5,956
Yield	1.80%	1.20%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,985	$ 2,757
Fair value	$ 2,888	$ 2,747
Yield	4.70%	1.20%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,288	$ 7,654
Fair value	$ 8,048	$ 7,660
Yield	5.30%	1.30%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 25,852	$ 19,731
Fair value	$ 25,720	$ 19,777
Yield	2.80%	1.20%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 551	$ 242
Fair value	828	533
Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,081	3,841
Fair value	$ 3,781	$ 3,703
Yield	2.40%	1.30%
Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,685	$ 3,328
Fair value	$ 2,124	$ 3,132
Yield	3.00%	2.60%
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 77,127	$ 67,149
Fair value	70,073	66,823
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 25,419	$ 24,816
Yield	2.10%	1.50%
Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 34,132	$ 27,411
Yield	2.30%	1.30%
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,518	$ 5,974
Yield	1.70%	0.00%
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 711	$ 663
Yield	3.10%	1.10%
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,347	$ 8,285
Yield	2.00%	1.40%
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 25,575	$ 20,625
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	14,835	8,595
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,255	1,244
Within 3 months [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,151	2,381
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,343	2,049
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	779	288
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	252	316
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,055	2,317
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,846	7,436
Fair value	8,841	7,437
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	802	1,131
Fair value	$ 802	$ 1,132
Yield	4.90%	0.00%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,105	$ 176
Fair value	$ 1,105	$ 176
Yield	2.40%	1.70%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,922	$ 5,965
Fair value	$ 5,919	$ 5,965
Yield	3.20%	0.90%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 780	$ 161
Fair value	$ 778	$ 161
Yield	2.30%	0.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 237	$ 3
Fair value	$ 237	$ 3
Yield	2.00%	4.20%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,899	$ 4,593
Fair value	1,899	4,597
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 929	$ 453
Yield	2.40%	1.10%
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 161	$ 1,093
Yield	4.40%
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 235	1,914
Yield	1.30%
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 574	$ 1,133
Yield	0.80%	1.00%
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 42,210	$ 27,513
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	26,410	10,629
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	14,181	4,252
3 months to 1 year [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	10,107	1,616
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	233	2,073
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	49	27
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	3	135
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	1,837	2,526
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,273	10,344
Fair value	9,274	10,347
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,613	5,010
Fair value	$ 2,615	$ 5,013
Yield	0.40%	0.90%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 642	$ 1,274
Fair value	$ 642	$ 1,274
Yield	1.20%	1.00%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,793	$ 2,597
Fair value	$ 4,792	$ 2,599
Yield	2.80%	1.20%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,010	$ 1,180
Fair value	$ 1,009	$ 1,178
Yield	2.30%	0.70%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 215	$ 283
Fair value	$ 216	$ 283
Yield	2.70%	2.60%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,526	$ 6,537
Fair value	6,455	6,567
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,734	$ 2,979
Yield	2.80%	1.50%
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 784	$ 274
Yield	3.00%	1.00%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,574	$ 1,212
Yield	1.30%	1.30%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 0
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,434	$ 2,072
Yield	1.70%	1.20%
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 82,699	$ 73,087
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	19,436	19,329
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,907	6,187
1 to 5 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,043	6,203
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	606	1,231
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	67	275
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	4,813	5,433
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	31,098	24,898
Fair value	30,931	24,917
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,586	7,960
Fair value	$ 13,554	$ 7,960
Yield	1.90%	0.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,406	$ 4,498
Fair value	$ 3,396	$ 4,505
Yield	1.70%	1.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 56
Fair value		$ 56
Yield		1.20%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 46	$ 0
Fair value	$ 46	$ 0
Yield	4.60%	0.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 12,420	$ 9,676
Fair value	$ 12,307	$ 9,699
Yield	2.60%	1.50%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,024	$ 1,382
Fair value	$ 1,012	$ 1,375
Yield	2.80%	1.80%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 616	$ 1,326
Fair value	$ 616	$ 1,322
Yield	2.00%	2.40%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 32,332	$ 28,841
Fair value	30,579	28,701
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 16,655	$ 17,589
Yield	2.00%	1.50%
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,885	$ 3,718
Yield	1.70%	1.00%
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,645	$ 2,790
Yield	1.90%	0.80%
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 573	$ 320
Yield	3.00%	0.50%
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,574	$ 4,424
Yield	2.60%	1.60%
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 40,141	$ 28,338
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	10,698	11,557
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,706	3,339
5 to 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,507	4,092
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	241	294
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	207	116
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,037	3,716
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,944	9,356
Fair value	18,618	9,386
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,104	2,380
Fair value	$ 9,061	$ 2,446
Yield	3.40%	2.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 1
Fair value	$ 1	$ 1
Yield	4.40%	3.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 41	$ 55
Fair value	$ 37	$ 55
Yield	4.50%	1.30%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,331	$ 4,719
Fair value	$ 6,172	$ 4,719
Yield	5.30%	1.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,666	$ 1,451
Fair value	$ 2,656	$ 1,463
Yield	3.10%	0.80%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 745	$ 592
Fair value	$ 635	$ 544
Yield	1.60%	0.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 56	$ 158
Fair value	$ 56	$ 158
Yield	3.80%	1.70%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10,825	$ 7,395
Fair value	9,433	7,311
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,101	$ 3,601
Yield	2.30%	2.00%
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,784	$ 2,767
Yield	2.30%	2.10%
5 to 10 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 64	$ 58
Yield	1.30%	1.10%
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 135	$ 336
Yield	3.50%	1.70%
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 741	$ 633
Yield	2.40%	2.00%
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 74,711	$ 73,257
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	24,767	27,759
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,011	7,403
Over 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,020	8,686
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,354	2,812
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	2	4
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	208	187
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,172	8,667
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	26,918	25,904
Fair value	24,399	25,715
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,929	18,197
Fair value	$ 18,326	$ 18,276
Yield	3.00%	1.30%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,944	$ 2,646
Fair value	$ 2,851	$ 2,636
Yield	4.70%	1.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,911	$ 2,935
Fair value	$ 1,830	$ 2,941
Yield	5.40%	1.30%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 51	$ 42
Fair value	$ 46	$ 51
Yield	5.10%	3.60%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 522	$ 526
Fair value	$ 347	$ 445
Yield	3.10%	2.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,561	$ 1,558
Fair value	$ 999	$ 1,366
Yield	4.10%	2.90%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 25,545	$ 19,783
Fair value	21,707	19,647
Over 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 194
Yield		1.70%
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 25,518	$ 19,559
Yield	2.40%	1.30%
Over 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3	$ 7
Yield	1.50%	1.40%
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 24	$ 23
Yield	4.90%	4.70%
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 52,887	$ 61,904
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	52,059	61,371
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	52,059	61,371
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	551	242
Fair value	828	533
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	551	242
Fair value	$ 828	$ 533